Related Party Transactions (Summary of Significant Related Party Transaction) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Interest expense on matching loans	$ 8,769,000	$ 4,372,000	$ 3,727,000
Interest income on matching loans/ loan between Changyou and Sohu	25,155,000	22,162,000	11,250,000
Sales and marketing [Member]
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	0	802,000	1,039,000
Sohu [Member] | Sales and marketing [Member]
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	0	802,000	1,039,000
Sohu [Member] | Matching Loans [Member]
Related Party Transaction [Line Items]
Interest expense on matching loans	8,250,000	3,648,000	3,065,000
Interest income on matching loans/ loan between Changyou and Sohu	15,858,000	13,006,000	9,799,000
Sohu [Member] | Loans between Changyou and Sohu [Member]
Related Party Transaction [Line Items]
Interest income on matching loans/ loan between Changyou and Sohu	8,246,000	7,999,000	207,000
Fox Financial [Member] | Matching Loans [Member] | Sales and marketing [Member]
Related Party Transaction [Line Items]
Interest expense on matching loans	519,000	724,000	662,000
Interest income on matching loans/ loan between Changyou and Sohu	$ 1,051,000	$ 1,157,000	$ 1,244,000